THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
SMALL CAP FUND
DECEMBER 31, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK** — 99.2%

	Shares	Value
CONSUMER DISCRETIONARY — 26.5%
Dorman Products *	138,575	$15,660,361
Malibu Boats, Cl A *	185,056	12,718,899
Murphy USA	55,043	10,966,767
Polaris	140,944	15,491,155
Terminix Global Holdings *	279,406	12,637,533
Thor Industries	161,346	16,742,875

		84,217,590

CONSUMER STAPLES — 17.7%
Darling Ingredients *	315,745	21,877,971
MGP Ingredients	222,741	18,930,758
Sanderson Farms	80,763	15,432,194

		56,240,923

INDUSTRIALS — 35.6%
AGCO	123,933	14,378,707
Brink’s	252,751	16,572,883
Clean Harbors *	69,847	6,968,635
Crane	141,755	14,420,736
Dycom Industries *	183,318	17,187,896
Enerpac Tool Group, Cl A	557,292	11,301,882
Timken	247,511	17,150,037
Univar Solutions *	544,490	15,436,291

		113,417,067

INFORMATION TECHNOLOGY — 8.2%
Belden	170,455	11,204,007
CMC Materials	78,127	14,976,165

		26,180,172

MATERIALS — 11.2%
Ingevity *	164,847	11,819,530
Koppers Holdings *	260,901	8,166,201
Stepan	127,041	15,789,926

		35,775,657

TOTAL COMMON STOCK
(Cost $238,945,634)		315,831,409

TOTAL INVESTMENTS — 99.2%
(Cost $238,945,634)		$315,831,409

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
SMALL CAP FUND
DECEMBER 31, 2021 (UNAUDITED)

Percentages are based on Net Assets of $318,421,305.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl - Class

As of December 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
U.S. EQUITY FUND
DECEMBER 31, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK** — 97.7%

	Shares	Value
CONSUMER DISCRETIONARY — 19.8%
Murphy USA	10,890	$2,169,724
Polaris	22,595	2,483,416
Terminix Global Holdings *	48,773	2,206,003
Thor Industries	28,300	2,936,691

		9,795,834

CONSUMER STAPLES — 9.3%
Boston Beer, Cl A *	2,338	1,180,924
Darling Ingredients *	49,470	3,427,776

		4,608,700

FINANCIALS — 3.4%
First Horizon	101,754	1,661,643

HEALTH CARE — 2.0%
Molina Healthcare *	3,062	973,961

INDUSTRIALS — 47.4%
AGCO	16,975	1,969,439
Armstrong World Industries	20,805	2,415,877
Brink’s	44,586	2,923,504
Clean Harbors *	13,401	1,337,018
Crane	23,790	2,420,157
Dycom Industries *	28,640	2,685,286
IDEX	6,188	1,462,348
Timken	36,200	2,508,298
Univar Solutions *	115,904	3,285,878
Watsco	7,879	2,465,182

		23,472,987

INFORMATION TECHNOLOGY — 12.7%
Broadridge Financial Solutions	12,126	2,216,875
CMC Materials	12,433	2,383,282
Western Union	93,265	1,663,848

		6,264,005

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
U.S. EQUITY FUND
DECEMBER 31, 2021 (UNAUDITED)

COMMON STOCK — (continued)

	Shares	Value
MATERIALS — 3.1%
Westrock	34,560	$1,533,081

TOTAL COMMON STOCK
(Cost $32,082,028)		48,310,211

TOTAL INVESTMENTS — 97.7%
(Cost $32,082,028)		$48,310,211

Percentages are based on Net Assets of $49,467,474.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

As of December 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

SAM-QH-001-0200

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